SCHEDULE OF INCOME TAX EXPENSE (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax
Applicable tax rate	26.00%	27.50%	27.50%